Risks Arising from Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”), Canadian dollar (“CAD”) and Mexican Peso (“MXN”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	June 30, 2026	December 31, 2025
Financial assets
Cash	£100	£100
Trade and other receivables	354	354
Loans receivable	–	–
	£454	£454
Financial liabilities
Trade and other payables	£2,126	£2,126
	£2,126	£2,126
As at (expressed in EUR)	June 30, 2026	December 31, 2025
Financial assets
Cash	€12,504	€11,304
Trade and other receivables	3,076	3,076
	€15,580	€14,380
Financial liabilities
Trade and other payables	€9,256	€5,263
Loans and borrowings	124,890	124,890
	€134,146	€130,153
As at (expressed in CAD)	June 30, 2026	December 31, 2025
Financial assets
Cash	$171,262	$287,503
Trade and other receivables	69,071	–
	$240,333	$287,503
Financial liabilities
Trade and other payables	$4,634,103	$4,137,013
Due to related party	1,060,778	882,165
Lease liabilities	464,398	191,706
Loans and borrowings	1,254,124	1,177,564
Convertible promissory notes	9,953,121	1,446,893
Secured promissory notes	8,648,385	10,465,530
Secured convertible debenture	5,696,159	5,681,053
	$31,711,068	$23,981,924

As at (expressed in MXN)	June 30, 2026	December 31, 2025
Financial assets
Cash	$10,844,230	$5,028,415
Trade and other receivables	28,011,582	24,199,567
Due from related parties	68,814	68,814
	$38,924,626	$29,296,796
Financial liabilities
Trade and other payables	$5,313,308	$5,425,846
Lease liabilities	4,311,767	4,609,418
	$9,625,075	$10,035,264